Annual Total Returns - Fidelity Mega Cap Stock Fund [BarChart] - 06.30 Fidelity Mega Cap Stock Fund AMCIZ PRO-14 - Fidelity Mega Cap Stock Fund - Fidelity Mega Cap Stock Fund-Class A	Aug. 29, 2022
Bar Chart Table:
Annual Return 2012	19.18%
Annual Return 2013	32.89%
Annual Return 2014	11.23%
Annual Return 2015	(1.74%)
Annual Return 2016	13.33%
Annual Return 2017	17.49%
Annual Return 2018	(7.47%)
Annual Return 2019	30.81%
Annual Return 2020	12.58%
Annual Return 2021	25.94%